THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

                   Lincoln National Variable Annuity Account H
                          American Legacy Product Suite

                Lincoln Life & Annuity Variable Annuity Account H
                          American Legacy Product Suite


                   THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                   Lincoln National Variable Annuity Account C
                                  Multi-Fund(R)
                                 Multi-Fund(R) 5


                Supplement to the Prospectuses dated May 1, 2007

This Supplement offers additional information about Lincoln SmartSecurity(R) Advantage. It is for informational purposes and requires no action on your part.


Lincoln SmartSecurity(R) Advantage - Guaranteed Amount. Additional purchase payments in excess of $100,000 will now be allowed for the Lincoln SmartSecurity(R) Advantage - 1 Year Automatic Step-up option with prior Home Office approval. We reserve the right to place restrictions on subsequent purchase payments in the future.







                Please keep this Supplement for future reference.